UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Revenue	$ 588.4	$ 625.0	$ 2,986.4	$ 3,083.8	$ 2,716.3
Expenses:
Direct operating	355.8	362.1	1,886.7	2,207.9	1,922.1
Distribution and marketing	92.6	129.2	462.3	304.2	315.2
General and administration	92.1	88.4	349.2	387.0	342.7
Depreciation and amortization	4.6	4.2	15.6	17.9	18.1
Restructuring and other	27.7	4.1	132.9	27.2	6.3
Total expenses	572.8	588.0	2,846.7	2,944.2	2,604.4
Operating income	15.6	37.0	139.7	139.6	111.9
Interest expense	(58.6)	(49.9)	(222.5)	(162.6)	(115.0)
Interest and other income	5.1	2.2	19.2	6.4	28.0
Other expense	(1.4)	(3.8)	(20.0)	(21.2)	(8.6)
Loss on extinguishment of debt	(1.0)	0.0	(1.3)	(1.3)	(3.4)
Gain on investments, net			3.5	44.0	1.3
Equity interests income (loss)	0.9	(0.3)	8.7	0.5	(3.0)
Income tax provision	(5.0)	(6.6)	(34.2)	(14.3)	(17.3)
Net loss	(44.4)	(21.4)	(106.9)	(8.9)	(6.1)
Loss before income taxes	(39.4)	(14.8)	(72.7)	5.4	11.2
Less: Net loss attributable to noncontrolling interests	0.9	0.9	13.4	8.6	17.2
Net loss attributable to Lionsgate Studios Corp. shareholders	$ (43.5)	$ (20.5)	$ (93.5)	$ (0.3)	$ 11.1
Per share information attributable to Lionsgate Studios Corp. shareholders:
Basic net loss per common share (in USD per share)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Diluted net loss per common share (in USD per share)	$ (0.16)	$ (0.08)	$ (0.42)	$ 0	$ 0.04
Weighted average number of common shares outstanding:
Basic (in shares)	272.4	253.4	253.4	253.4	253.4
Diluted (in shares)	272.4	253.4	253.4	253.4	253.4
Nonrelated Party
Revenue	$ 484.6	$ 527.5	$ 2,440.5	$ 2,308.3	$ 2,068.1
Related Party
Revenue	$ 103.8	$ 97.5	$ 545.9	$ 775.5	$ 648.2